Subsequent Events	3 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

The settlement referred to in Note 9 was paid in April 2016.

On April 28, 2016, the Company issued 625 shares of common stock to legal and other consultants who advised the Company on the Merger.

The private placement offering described in Note 2 was closed on April 28, 2016. The offering raised $17,347 in capital. The company issued an additional 1,949 shares of its common stock and an additional 1,949 warrants on April 28, 2016. These warrants have a strike price of $5.00 per share and expire on December 31, 2018.

On May 3, 2016, the Company entered into a Share Exchange Agreement (the “Agreement”) by and among the Company, Pioneer Products, Sable Polymer Solutions, LLC, an Arkansas limited liability company (“Sable”), and the holder of all of Sable’s membership interests.

The Company issued 2,000 shares of the Company’s common stock (the “Shares”) in exchange for all of Sable’s membership interests. Sable will be a wholly-owned subsidiary of Pioneer Products.

The seller shall be subject to a lock-up agreement (the “Lock-Up Agreement”) that releases shares from the Lock-Up Agreement over a period of one year (the “Lock-Up Period”). Under the Lock-Up Agreement, the seller shall be permitted to sell 33.3% of the Shares received by the seller after the six-month anniversary of the closing of the transaction. Thereafter, an additional 33.3% of the Shares shall be released at the end of each subsequent three-month period until the end of the Lock-Up Period.

No cash was paid relating to the acquisition of Sable. Sable operates a polymer manufacturing facility north of Atlanta, Georgia.